Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2020 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,743	5,507	—	7,250
Purchased power	—	3,854	—	3,854
Operation, maintenance and administration	406	623	5	1,034
Depreciation, amortization and asset removal costs	459	417	—	876
Income (loss) before financing charges and income tax expense	878	613	(5)	1,486

Capital investments	1,157	712	—	1,869

Year ended December 31, 2019 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,654	4,788	—	6,442
Purchased power	—	3,111	—	3,111
Operation, maintenance and administration	369	615	7	991
Depreciation, amortization and asset removal costs	462	409	—	871
Income (loss) before financing charges and income tax expense	823	653	(7)	1,469

Capital investments	1,035	624	—	1,659
Total Assets by Segment:

As at December 31 (millions of dollars)	2020	2019
Transmission	17,620	14,917
Distribution	11,294	9,943
Other	1,219	2,057
Total assets	30,133	26,917
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2020	2019
Transmission	157	157
Distribution (Note 4)	216	168
Total goodwill	373	325